Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates used for Foreign Currency Translation

The exchange rates used for foreign currency translation were as follows:

	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.8308	7.8348
Year ended December 31, 2022	7.8015	7.8306
	Balance Sheet
Period Covered	Date Rates	Average Rates

Nine months ended September 30, 2023	7.2755	7.0272
Year ended December 31, 2022	6.8972	6.7290
	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended December 31, 2024	32.7900	32.1100
Year ended December 31, 2023	30.7127	31.1471
Year ended December 31, 2022	30.7300	29.7963

Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Buildings and cultivation facilities	10 years
Office equipment and furniture	The less of 5 years or lease term